Description of Organization and Summary of Significant Accounting Policies - Intangible Assets (Details)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
HZO, Inc. and Subsidiaries
Intangible Assets
Estimated useful life (in years)	10 years	10 years	10 years